Revenue Recognition (Details) - Schedule of revenue recognition pattern - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 6,152	$ 8,279	$ 10,442	$ 12,018	$ 21,197	$ 13,017
Over Time Revenue [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	4,690	3,515	8,600	6,903	15,210	10,757
Point-In-Time [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 1,462	$ 4,764	$ 1,842	$ 5,115	$ 5,987	$ 2,260